Leases (Details) - Schedule of lease expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Lease Expense [Abstract]
Operating lease	$ 969	$ 1,173
Short-term lease	6	5
Total lease expense	$ 975	$ 1,178